Non-Controlling Interests (Details) - CNY (¥)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Noncontrolling Interest [Abstract]
Proceeds from disposal of subsidiary	¥ 16,670	¥ 30,344
Non controlling interest	¥ 14,980	¥ 5,650
Equity interests	5.00%
Additional paid in capital	¥ 1,690